Net Foreign Exchange Loss - Additional Information (Details) - 12 months ended Jun. 30, 2022 $ in Millions, $ in Millions	USD ($)	AUD ($)
Net Foreign Exchange Loss Gain [Line Items]
Term deposit	$ 100	$ 141.9
Term deposit maturity date	Feb. 03, 2021
Foreign exchange loss	$ 9
US IPO
Net Foreign Exchange Loss Gain [Line Items]
Aggregate gross proceeds for IPO	$ 128